Aberdeen Dynamic Allocation Fund (Prospectus Summary): | Aberdeen Dynamic Allocation Fund
Aberdeen Dynamic Allocation Fund

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Dynamic Allocation Fund – Example" beginning on page 9 of the Funds' Statutory prospectus:

Example

This Example is intended to help you compare the cost of investing in the Dynamic Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic Allocation Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Dynamic Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A shares	708	1,038	1,438	2,555
Class C shares	313	708	1,279	2,832
Class R shares	167	568	1,045	2,365
Institutional Class shares	112	401	764	1,785
Institutional Service Class shares	117	417	790	1,840

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C shares Aberdeen Dynamic Allocation Fund	213	708	1,279	2,832

THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.